CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues:
Net revenues	$ 13,357,812	¥ 92,994,418	¥ 84,523,948	¥ 72,912,313
Cost of revenues (Including inventory write-down of RMB206,733, RMB440,823 and RMB347,498 for the years ended December 31, 2017, 2018 and 2019, respectively)	(10,387,283)	(72,314,190)	(67,454,981)	(56,618,471)
Gross profit	2,970,529	20,680,228	17,068,967	16,293,842
Operating expenses:
Fulfillment expenses (Including shipping and handling expenses of RMB3,830,229, RMB4,498,678 and RMB4,632,552 for the years ended December 31, 2017, 2018 and 2019, respectively)	(1,051,123)	(7,317,706)	(7,489,393)	(6,899,654)
Marketing expenses	(477,452)	(3,323,927)	(3,240,450)	(2,978,621)
Technology and content expenses	(225,244)	(1,568,107)	(2,000,894)	(1,808,452)
General and administrative expenses	(583,795)	(4,064,264)	(2,674,179)	(2,447,724)
Goodwill impairment loss	(39,970)	(278,263)
Total operating expenses	(2,377,584)	(16,552,267)	(15,404,916)	(14,134,451)
Other operating income	92,708	645,413	757,062	531,055
Income from operations	685,653	4,773,374	2,421,113	2,690,446
Impairment loss of investments	(18,327)	(127,589)	(20,073)	(133,026)
Interest expenses	(12,354)	(86,004)	(159,744)	(82,435)
Interest income	31,174	217,027	242,872	101,125
Exchange (loss) gain	(134)	(935)	71,065	(90,872)
Investment gain and revaluation of investments	23,978	166,932	191,842	55,615
Income before income taxes and share of (loss) gain of equity method investees	709,990	4,942,805	2,747,075	2,540,853
Income tax expense	(141,279)	(983,554)	(566,604)	(626,140)
Share of (loss) gain of equity method investees, net of tax nil	3,904	27,182	(46,999)	(22,280)
Net income	572,615	3,986,433	2,133,472	1,892,433
Net loss (income) attributable to non-controlling interests	4,367	30,399	(4,685)	57,222
Net income attributable to Vipshop Holdings Limited's shareholders	$ 576,982	¥ 4,016,832	¥ 2,128,787	¥ 1,949,655
Weighted average number of Class A and Class B ordinary shares for computing earnings per Class A and Class B ordinary share:
- Basic (in shares) | shares	133,524,129	133,524,129	132,266,157	117,554,229
- Diluted (in shares) | shares	136,081,415	136,081,415	140,083,610	125,715,833
Net earnings per Class A and Class B ordinary share
- Basic (in dollars per share) | (per share)	$ 4.32	¥ 30.08	¥ 16.09	¥ 16.59
- Diluted (in dollars per share) | (per share)	$ 4.25	¥ 29.58	¥ 15.61	¥ 15.94
Net income	$ 572,615	¥ 3,986,433	¥ 2,133,472	¥ 1,892,433
Other comprehensive loss (income):
Foreign currency translation, net of tax of nil	(3,702)	(25,773)	(7,083)	342,348
Fair value change of available-for-sale investments, net of tax of nil | ¥				32,633
Reclassification adjustments for losses included in net income | ¥				(55,615)
Comprehensive income	568,913	3,960,660	2,126,389	2,211,799
Less: Comprehensive (loss) income attributable to non-controlling interests	(4,367)	(30,399)	4,685	(57,222)
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	573,280	3,991,059	2,121,704	2,269,021
Product revenues
Net revenues:
Net revenues	12,744,019	88,721,311	81,510,275	71,171,653
Other revenues
Net revenues:
Net revenues	$ 613,793	¥ 4,273,107	¥ 3,013,673	¥ 1,740,660